Virtus Quality Small-Cap Fund,

a series of Virtus Equity Trust

Supplement dated November 4, 2016 to the Prospectuses dated July 29, 2016, as supplemented

Important Notice

          The Supplement filed on November 2, 2016 is hereby rescinded.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/QSC (11/16)